Issued capital	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Issued capital	Issued capital
a) Changes
At 31 December 2017, Banco Santander’s share capital consisted of 16,136,153,582 shares with a total par value of EUR 8,068 million.
On 7 November 2018, a capital increase of EUR 50 million was made, through which the Santander Dividendo Elección scrip dividend scheme took place, whereby 100,420,360 shares were issued (0.62% of the share capital).
At 31 December 2018, Banco Santander’s share capital consisted of 16,236,573,942 shares with a total par value of EUR 8,118 million.
On 10 September 2019, a capital increase of EUR 191 million was carried out with the issuance of 381,540,640 shares (2.35% of the Bank's share capital). to meet the takeover bid for 16.69% of the share capital of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México. (see Note 3.a).
Therefore, Banco Santander’s new capital consisted of EUR 8,309 million at 31 December 2019, represented by 16,618,114,582 shares of EUR 0.50 of nominal value each one and all of them from a unique class and series.
On 3 December 2020, a capital increase of EUR 361 million was made, with a charge to the share premium, through the issue of 722,526,720 shares (4.35% of the share capital).
Therefore, Banco Santander's share capital at 31 December 2020 was consisted of EUR 8,670 million, represented by 17,340,641,302 shares of EUR 0.50 of nominal value each and all of them of a unique class and series.
Banco Santander’s shares are listed on the Spanish Stock Market Interconnection System and on the New York, London, Mexico and Warsaw Stock Exchanges, and all of them have the same features and rights. Santander shares are listed on the London Stock Exchange under Crest Depository Interest (CDI), each CDI representing one Bank’s share. They are also listed on the New York Stock Exchange under American Depositary Receipts (BDR), each BDR representing one share. During 2019 and 2018 the number of markets where the Bank is listed was reduced; the Bank's shares was delisted from Buenos Aires, Milan, Lisboa and São Paulo's markets.
At 31 December 2020, no shareholder held more than 3% of Banco Santander’s total share capital (which is the threshold generally provided under Spanish regulations for a significant holding in a listed company to be disclosed). Even though at 31 December 2020, certain custodians appeared in our shareholder registry as holding more than 3% of our share capital, we understand that those shares were held in custody on behalf of other investors, none of whom exceeded that threshold individually. These custodians were State Street Bank (13.54%),The Bank of New York Mellon Corporation (8.25%), Chase Nominees Limited (7.74%), EC Nominees Limited (3.55%), BNP Paribas (3.07%) and Caceis Bank (3.01%).
On 24 October 2019, BlackRock Inc. reported to the CNMV its significant holding of voting rights in Banco Santander (5.426%). It also specified that it was holding shares on behalf of a number of funds or other investment entities, none of which exceeded 3% individually. No changes have been communicated since then. There may be some overlap in the holdings declared by the above mentioned custodians and asset manager.
At 31 December 2020, neither our shareholder registry nor the CNMV's registry showed any shareholder residing in a tax haven with a shareholding equal to, or greater than, 1% of our share capital (which is the other threshold applicable under Spanish regulations).
b) Other considerations
Under Spanish law, only shareholders at the general meeting have the authority to increase share capital. However, they may delegate the authority to approve or execute capital increases to the board of directors. Grupo Santander´s Bylaws are fully aligned with Spanish law and do not establish any different conditions for share capital increases.
At 31 December 2020 the shares of the following companies were listed on official stock markets: Banco Santander Río S.A.; Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México; Banco Santander - Chile; Banco Santander (Brasil) S.A., Santander Bank Polska S.A. (former Bank Zachodni WBK S.A.) and Santander Consumer USA Holdings Inc.
At 31 December 2020 the number of Bank shares owned by third parties and managed by Group management companies (mainly portfolio, collective investment undertaking and pension fund managers) or jointly managed was 39 million shares, which represented 0.22% of the Bank’s share capital (40 and 63 million shares, representing 0.24% and 0.39% of the share capital in 2019 and 2018, respectively). In addition, the number of Bank shares owned by third parties and received as security was 237 million shares (equal to 1.37% of the Bank’s share capital).
At 31 December 2020 the capital increases in progress at Group companies and the additional capital authorised by their shareholders at the respective general meetings were not material at Group level (See appendix V).